Note 25 - Post-employment and other employee benefit commitments. Net Defined Benefit Liability (asset) on the Balance Sheet (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-employment and other employee benefit commitments
Pension Commitments		€ 4,678	€ 4,969	€ 5,277
Early retirement commitments		1,793	2,210	2,559
Medical benefits commitments		1,114	1,204	1,015
Other long term employee benefits		62	67	69
Total commitments		7,647	8,451	8,920
Pension plan assets		1,694	1,892	1,909
Medical benefit plan assets		1,146	1,114	1,113
Total plan assets	[1]	2,840	3,006	3,022
Surplus Deficit In Plan		4,807	5,445	5,898
Net asset on the balance sheet	[2]	(41)	(27)	(194)
Pensions and other post employment defined Benefit Obligations	[3]	4,787	5,407	6,025
Additional Plan Assets Not Recogniced In Balance Statement Turkey	[4]	62	€ 67	€ 69
Amount of the additional asset in turkey holding by the foundation responsible for managing the benefit commitments		€ 181

[1]

(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of 181 € million which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.

[2]	(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
[3]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet (see Note 24).
[4]	(4) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet.